Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Net deferred tax assets and liabilities [abstract]
Schedule of deferred tax assets and liabilities	As of December 31, 2023 and December 31, 2022, on a consolidated basis, the movement by nature of Net Deferred Tax Assets and Liabilities are as follows:

	As of December 31,
In thousands of USD	2022(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2023
Financial assets measured at fair value through OCI	4,124	—	(2,066)	—	2,058
Financial assets measured at fair value through PL	973	(973)	—	—	—
Tax losses	9,862	1,588	—	(3,986)	7,464
Tax benefits	699	(201)	—	(1)	497
Leases	3,302	(1,895)	—	—	1,407
Deferred tax assets offset	(18,250)	3,382	—	3,973	(10,895)
Total Deferred tax assets	710	1,901	(2,066)	(14)	531
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(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.

	As of December 31,
In thousands of USD	2022(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2023
Assets depreciation and amortization	(987)	566	—	—	(421)
Unrealized foreign exchange gains - P&L	(13,876)	1,036	—	3,986	(8,854)
Leases	(3,851)	2,167	—	—	(1,684)
Others	(435)	295	—	—	(140)
Deferred tax liabilities offset	18,250	(3,382)	—	(3,973)	10,895
Total Deferred tax liabilities	(899)	682	—	13	(204)
_________________________
(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.

	As of December 31,
In thousands of USD	2021(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022(1)
Financial assets measured at fair value through OCI	—	—	4,124	—	4,124
Financial assets measured at fair value through PL	517	456	—	—	973
Tax losses	6,173	4,266	—	(577)	9,862
Tax benefits	665	70	—	(36)	699
Leases	2,804	498	—	—	3,302
Others	80	(81)	—	1	—
Deferred tax assets offset	(9,574)	(9,253)	—	577	(18,250)
Total Deferred tax assets	665	(4,044)	4,124	(35)	710
_________________________
(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.

	As of December 31,
In thousands of USD	2021(1)	Profit / (Loss)	OCI Gain / (Loss)	Effect of translation	2022(1)
Assets depreciation and amortization	(458)	(529)	—	—	(987)
Unrealized foreign exchange gains - P&L	(5,388)	(9,068)	—	580	(13,876)
Leases	(3,194)	(657)	—	—	(3,851)
Others	(534)	99	—	—	(435)
Deferred tax liabilities offset	9,574	9,253	—	(577)	18,250
Total Deferred tax liabilities	—	(902)	—	3	(899)
_________________________
(1)Re-presented to reflect the adoption of IAS 12 amendment on Deferred Tax related to Assets and Liabilities arising from a Single Transaction. See Note 4.